Debt - Principal Amounts of Long-Term Debt (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 421,000,000
2018	768,000,000
2019	1,167,000,000
2020	2,370,000,000
2021	1,850,000,000
Due after 5 years	2,800,000,000
Amount outstanding	$ 9,361,000,000	$ 9,343,000,000